SHARE LISTING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
SHARE LISTING EXPENSE
Schedule of share listing expense

In € thousand		2024
Shares to be issued by TopCo to Pegasus	A	7,087
Pegasus closing price as of April 30, 2024	B	9.61
Fair value of shares deemed issued (AxB)	C	68.106
Pegasus net assets	D	(3,529)
Excess of Fair value of shares over Pegasus’s net assets acquired (C - D)		71,630